Accounts Receivable (Tables)	12 Months Ended
Nov. 30, 2014
Accounts Receivable Additional Disclosures [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
Our accounts receivable balance consists of the following as of November 30, 2014 and 2013 (in thousands):

	2014	2013
Accounts receivable	$433,586	$470,251
Less: Accounts receivable allowance	(12,212)	(10,988)
Accounts receivable, net	$421,374	$459,263

Allowance for Credit Losses on Financing Receivables [Table Text Block]
The activity in our accounts receivable allowance consists of the following for the years ended November 30, 2014, 2013, and 2012, respectively (in thousands):

	2014	2013	2012
Balance at beginning of year	$10,988	$4,346	$4,300
Provision for bad debts	12,487	9,496	2,661
Other additions	1,052	2,133	1,056
Write-offs and other deductions	(12,315)	(4,987)	(3,671)
Balance at end of year	$12,212	$10,988	$4,346